Investment Portfolioas of June 30, 2022 (Unaudited)
DWS Massachusetts Tax-Free Fund
	Principal Amount ($)	Value ($)

Municipal Investments 97.8%
Massachusetts 94.2%
Attleboro, MA, General Obligation, Series 2019, 4.0%, 2/15/2049	4,000,000	3,895,948
Massachusetts, Bay Transportation Authority Revenue, Series A, 5.25%, 7/1/2025	2,960,000	3,231,528
Massachusetts, Development Finance Agency, National Charter School, Equitable School Revenue:
Series C, 4.0%, 11/1/2046	1,000,000	925,742
Series C, 4.0%, 11/1/2051	2,455,000	2,231,258
Massachusetts, Municipal Wholesale Electric Company Project 2015A, Series A, 4.0%, 7/1/2051	2,000,000	1,905,325
Massachusetts, State Bay Transportation Authority, Sales Tax Revenue:
Series A-1, 4.0%, 7/1/2051	1,635,000	1,589,355
Series A-2, 5.0%, 7/1/2046	4,475,000	4,768,152
Massachusetts, State Clean Energy Cooperative Corp., Municipal Lighting Plant Cooperative, Prerefunded, 5.0%, 7/1/2032	1,000,000	1,032,814
Massachusetts, State Clean Water Trust, Revolving Fund, Green Bond:
Series 19, 4.0%, 2/1/2037	1,635,000	1,644,895
Series 19, 4.0%, 2/1/2038	1,655,000	1,663,142
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue, Series A, 5.0%, 1/1/2028	1,000,000	1,130,313
Massachusetts, State Development Finance Agency Revenue:
Series A, 2.3%, 1/1/2042	1,000,000	777,267
Series A-2, 4.0%, 7/1/2040	1,000,000	989,994
Series A, 4.0%, 7/1/2044	1,500,000	1,347,774
Series A, 5.0%, 1/1/2024	1,000,000	1,038,131
Series A, 5.0%, 7/1/2044	5,850,000	6,090,246
Massachusetts, State Development Finance Agency Revenue Bond, Southcoast Health System Obligated Group:
Series G, 4.0%, 7/1/2046	710,000	631,265
Series G, 5.0%, 7/1/2050	7,380,000	7,581,568
Massachusetts, State Development Finance Agency Revenue Bond, Wheaton College Issue, Series I, 5.0%, 1/1/2053	1,000,000	1,025,066
Massachusetts, State Development Finance Agency Revenue, Babson College:
4.0%, 10/1/2044	700,000	664,444
5.0%, 10/1/2042	2,500,000	2,662,162
Massachusetts, State Development Finance Agency Revenue, Baystate Medical Center, Series N, 5.0%, 7/1/2044	2,500,000	2,564,721
Massachusetts, State Development Finance Agency Revenue, Bentley University:
Series A, 4.0%, 7/1/2039	500,000	480,974
5.0%, 7/1/2040	1,750,000	1,812,683
Massachusetts, State Development Finance Agency Revenue, Berklee College of Music, Inc., 5.0%, 10/1/2037	2,000,000	2,131,214
Massachusetts, State Development Finance Agency Revenue, Beth Israel Lahey Health Issue:
Series K, 5.0%, 7/1/2035	750,000	800,584
Series K, 5.0%, 7/1/2036	1,000,000	1,065,879
Massachusetts, State Development Finance Agency Revenue, Boston University:
Series BB2, 4.0%, 10/1/2036	355,000	357,439
Series X, 5.0%, 10/1/2048	1,500,000	1,534,684

Massachusetts, State Development Finance Agency Revenue, Brandeis University, Series S-1, 5.0%, 10/1/2040	665,000	726,514
Massachusetts, State Development Finance Agency Revenue, CareGroup Obligated Group:
Series H-1, 5.0%, 7/1/2031	2,000,000	2,079,510
Series I, 5.0%, 7/1/2036	1,000,000	1,043,897
Massachusetts, State Development Finance Agency Revenue, Carleton-Willard Homes, Inc., 5.0%, 12/1/2042	525,000	542,748
Massachusetts, State Development Finance Agency Revenue, Dana-Farber Cancer Institute Obligated Group, Series 2016-N, 5.0%, 12/1/2046	3,000,000	3,099,727
Massachusetts, State Development Finance Agency Revenue, Lahey Clinic Obligated Group, Series F, 5.0%, 8/15/2040	7,500,000	7,737,204
Massachusetts, State Development Finance Agency Revenue, Lesley University, Series A, 5.0%, 7/1/2049	3,000,000	3,115,983
Massachusetts, State Development Finance Agency Revenue, Loomis Obligated Group, Series 2021, 4.0%, 1/1/2036	400,000	384,245
Massachusetts, State Development Finance Agency Revenue, Merrimack College:
Series B, 4.0%, 7/1/2042	475,000	436,945
Series B, 4.0%, 7/1/2050	2,825,000	2,488,832
Massachusetts, State Development Finance Agency Revenue, Milford Regional Medical Center, Series F, 5.75%, 7/15/2043	500,000	507,901
Massachusetts, State Development Finance Agency Revenue, Northeastern University:
Series A, 5.0%, 10/1/2029	650,000	726,599
Series A, 5.0%, 10/1/2032	1,700,000	1,911,686
Series A, 5.0%, 10/1/2033	900,000	1,006,571
Series A, 5.0%, 10/1/2034	1,000,000	1,113,634
Series A, 5.0%, 10/1/2035	1,000,000	1,109,926
Series A, 5.25%, 3/1/2037	2,500,000	2,569,646
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc.:
Series O-1, 4.0%, 7/1/2045	3,000,000	2,943,015
Series S, 5.0%, 7/1/2037	1,405,000	1,493,077
Series S-1, 5.0%, 7/1/2047	2,500,000	2,609,754
Massachusetts, State Development Finance Agency Revenue, Salem Community Corp.:
5.125%, 1/1/2040	1,020,000	985,147
5.25%, 1/1/2050	2,675,000	2,537,247
Massachusetts, State Development Finance Agency Revenue, Seven Hill Foundation, 4.0%, 9/1/2048	1,000,000	884,203
Massachusetts, State Development Finance Agency Revenue, Springfield College:
Series B, 4.0%, 6/1/2050	2,150,000	1,891,444
Series A, 4.0%, 6/1/2056	2,850,000	2,453,301
Massachusetts, State Development Finance Agency Revenue, Sterling & Francine Clark Art Institute, 4.0%, 7/1/2041	2,500,000	2,498,260
Massachusetts, State Development Finance Agency Revenue, Suffolk University:
Series A, 4.0%, 7/1/2051	3,000,000	2,615,064
5.0%, 7/1/2035	2,225,000	2,309,578
5.0%, 7/1/2036	2,550,000	2,644,040
Massachusetts, State Development Finance Agency Revenue, The Broad Institute, Inc., 5.0%, 4/1/2037	875,000	948,769
Massachusetts, State Development Finance Agency Revenue, UMass Memorial Healthcare:
Series I, 5.0%, 7/1/2036	2,500,000	2,580,768
Series L, 5.0%, 7/1/2044	1,100,000	1,129,338
Massachusetts, State Development Finance Agency Revenue, Wellesley College:
Series L, 5.0%, 7/1/2029	785,000	881,580
Series J, 5.0%, 7/1/2042	3,500,000	3,500,000

Massachusetts, State Development Finance Agency Revenue, Woods Hole Oceanographic Institution:
5.0%, 6/1/2029	1,685,000	1,877,686
5.0%, 6/1/2031	1,845,000	2,042,288
5.0%, 6/1/2032	470,000	518,772
5.0%, 6/1/2048	3,500,000	3,766,050
Massachusetts, State Development Finance Agency Revenue, Worcester Polytechnic Institute:
4.0%, 9/1/2044	400,000	366,814
5.0%, 9/1/2034	485,000	509,756
Series B, 5.0%, 9/1/2045	2,000,000	2,082,901
5.0%, 9/1/2052	3,500,000	3,616,439
Massachusetts, State Development Finance Agency, Lesley University, 5.0%, 7/1/2039	2,135,000	2,210,728
Massachusetts, State Educational Financing Authority:
Series B, AMT, 3.0%, 7/1/2035	745,000	748,932
Series B, AMT, 5.0%, 7/1/2030	1,300,000	1,432,421
Series K, AMT, 5.25%, 7/1/2029	2,005,000	2,005,000
Massachusetts, State Educational Financing Authority, Educational Loan Revenue Bonds, Issue M:
Series B, AMT, 2.0%, 7/1/2037	2,000,000	1,762,973
Series B, AMT, 3.625%, 7/1/2038	3,000,000	2,813,731
Massachusetts, State General Obligation:
Series G, 4.0%, 9/1/2037	5,000,000	5,030,933
Series A, 5.0%, 3/1/2041	5,000,000	5,144,179
Series A, 5.0%, 1/1/2049	3,000,000	3,255,130
Series D, 5.0%, 9/1/2049	2,000,000	2,226,162
Massachusetts, State Health & Educational Facilities Authority Revenue, Tufts University:
Series M, 5.5%, 2/15/2027	1,705,000	1,920,283
Series M, 5.5%, 2/15/2028	3,000,000	3,435,180
Massachusetts, State Housing Finance Agency Revenue:
Series B-2, 0.8%, 12/1/2025	3,730,000	3,446,202
Series 223, 3.0%, 6/1/2047	3,000,000	2,932,000
Series 215, 4.0%, 12/1/2050	2,090,000	2,120,982
Massachusetts, State Housing Finance Agency, Single Family Housing Revenue:
Series 218, 3.0%, 12/1/2050	1,305,000	1,283,079
Series 220, 3.0%, 12/1/2050	2,270,000	2,227,287
Series 222, 3.0%, 6/1/2051	1,000,000	971,761
Series 224, 5.0%, 6/1/2050	800,000	847,586
Massachusetts, State Port Authority Revenue:
Series A, AMT, 5.0%, 7/1/2034	1,000,000	1,061,143
Series A, 5.0%, 7/1/2040	3,500,000	3,676,266
Series A, AMT, 5.0%, 7/1/2040	5,000,000	5,340,226
Series B, 5.0%, 7/1/2044	2,500,000	2,722,839
Series C, AMT, 5.0%, 7/1/2044	1,000,000	1,054,914
Series A, AMT, 5.0%, 7/1/2047	3,000,000	3,114,028
Massachusetts, State Port Authority, Special Facilities Revenue, Bosfuel Corp. Project:
Series A, AMT, 4.0%, 7/1/2044	4,000,000	3,798,386
Series A, AMT, 5.0%, 7/1/2033	895,000	962,950
Series A, AMT, 5.0%, 7/1/2039	1,340,000	1,413,606
Massachusetts, State School Building Authority, Sales Tax Revenue:
Series C, 4.0%, 11/15/2035	3,000,000	3,050,616
Series A, 5.0%, 8/15/2045	1,400,000	1,551,432
Massachusetts, State Transportation Fund Revenue, Accelerated Bridge Program, Series A, 5.0%, 6/1/2044	2,500,000	2,570,392
Massachusetts, State Transportation Fund Revenue, Rail Enhancement & Accelerated Bridge Programs, Series A, 5.0%, 6/1/2048	1,500,000	1,618,165
Massachusetts, State Transportation Fund Revenue, Rail Enhancement Program, Series A, 5.0%, 6/1/2037	5,000,000	5,251,014

Massachusetts, State Transportation Fund Revenue, Rail Enhancement Project:
Series A, 3.0%, 6/1/2050	3,000,000	2,368,720
Series B, 5.0%, 6/1/2046	1,125,000	1,240,194
Massachusetts, State Water Pollution Abatement Trust, Pool Program, 5.25%, 8/1/2031	8,005,000	9,609,219
Massachusetts, State Water Resources Authority:
Series A-2, 0.88% (a), 7/7/2022, SPA: TD Bank NA	40,000	40,000
Series C, Prerefunded, 5.0%, 8/1/2031	1,000,000	1,108,279
Series B, 5.25%, 8/1/2031, INS: AGMC	5,130,000	6,117,158
Series B, 5.25%, 8/1/2032, INS: AGMC	2,000,000	2,407,118
Massachusetts, State Water Resources Authority Revenue, Green Bond, Series C, 4.0%, 8/1/2040	6,000,000	6,006,782
Scituate, MA, General Obligation, 4.0%, 9/15/2033	3,215,000	3,274,323
Somerville, MA, General Obligation:
Series 2022, 4.0%, 5/1/2047	2,500,000	2,457,886
Series 2022, 5.0%, 5/1/2026	265,000	291,946
Series 2022, 5.0%, 5/1/2027	850,000	953,601
University of Massachusetts, Building Authority Revenue, Series 1, 4.0%, 11/1/2045	2,000,000	1,952,805
University of Massachusetts, State Building Authority Revenue:
Series 3, 5.0%, 11/1/2037	3,000,000	3,265,810
Series 2019-1, 5.0%, 5/1/2038	1,100,000	1,210,489
Worcester, MA, General Obligation, Series A, 5.0%, 1/15/2031, INS: AGMC	2,205,000	2,321,833
		265,488,115
Guam 1.0%
Guam, Government Waterworks Authority, Water & Wastewater System Revenue:
5.0%, 7/1/2040	260,000	271,664
Series A, 5.0%, 1/1/2050	180,000	188,008
Guam, International Airport Authority Revenue:
Series A, 3.839%, 10/1/2036	600,000	529,945
Series C, AMT, 6.375%, 10/1/2043	155,000	160,458
Series C, AMT, Prerefunded, 6.375%, 10/1/2043	165,000	173,847
Guam, Port Authority Revenue, Series A, 5.0%, 7/1/2048	190,000	200,643
Guam, Power Authority Revenue:
Series A, 5.0%, 10/1/2030, INS: AGMC	415,000	418,431
Series A, 5.0%, 10/1/2037	315,000	324,681
Series A, 5.0%, 10/1/2038	285,000	293,300
Series A, 5.0%, 10/1/2040	200,000	205,274
		2,766,251
Puerto Rico 2.6%
Puerto Rico, General Obligation:
Series A1, 4.0%, 7/1/2037	1,000,000	887,627
Series A1, 4.0%, 7/1/2041	622,702	540,693
Series A1, 4.0%, 7/1/2046	1,772,826	1,493,841
Puerto Rico, Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Hospital Auxilio Mutuo Obligated Group Project, 5.0%, 7/1/2033	425,000	464,720
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Series A-1, 5.0%, 7/1/2058	4,131,000	4,071,016
		7,457,897
Total Municipal Investments (Cost $288,880,876)		275,712,263

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $288,880,876)	97.8	275,712,263
Other Assets and Liabilities, Net	2.2	6,223,520
Net Assets	100.0	281,935,783

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
(a)
Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of June 30, 2022.
Date shown reflects the earlier of demand date or stated maturity date.

AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
INS: Insured
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2022 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$275,712,263	$—	$275,712,263
Total	$—	$275,712,263	$—	$275,712,263

(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DMATF-PH1
R-080548-1 (1/23)